Estimated Fair Value and Weighted Average Useful Lives of Identifiable Intangible Assets Acquired (Detail) (TermNet, USD $) In Thousands, unless otherwise specified	1 Months Ended
May 02, 2011 Year
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	$ 11,740
Acquired intangible assets, Weighted Average Useful Lives	7.3
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	10,000
Acquired intangible assets, Weighted Average Useful Lives	7.0
Channel relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	1,600
Acquired intangible assets, Weighted Average Useful Lives	10.0
Covenants-not-to-compete
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	$ 100
Acquired intangible assets, Weighted Average Useful Lives	2.0